Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2013
Prospectus Date	rr_ProspectusDate	Nov. 30, 2012
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFSAX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRACX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXIIX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSLX